SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                       February 5, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

        Re: AllianceBernstein Global Strategic Income Trust, Inc. File Nos. 33-63797 and 811-7391
               -----------------------------------------------------


Dear Sir or Madam:

          On behalf of AllianceBernstein Global Strategic Income Trust, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statement of Additional Information of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on January 31, 2007.

          Please call me at the above-referenced number if you have any questions regarding the attached.


                                                       Sincerely,


                                                       /s/ Anthony Tu-Sekine
                                                       -------------------------
                                                       Anthony Tu-Sekine



SK 00250 0157 744479